As filed with the Securities and Exchange Commission on September 11, 2020

File Nos. 333-235734
811-23504

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No. __

Post-Effective Amendment No. 3

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
Amendment No. 6

AIM ETF PRODUCTS TRUST
(Exact Name of Registrant as Specified in Charter)

5701 GOLDEN HILLS DRIVE, MINNEAPOLIS, MN 55416-1297
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (763) 765-7453

Erik T. Nelson, Chief Legal Officer 5701 Golden Hills Drive Minneapolis, MN 55416-1297
(Name and Address of Agent for Service of Process)

With Copy to: J. Stephen Feinour, Jr., Esq. Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, Pennsylvania 19103-7018

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box):

[_]	immediately upon filing pursuant to paragraph (b)
[X]	on September 16, 2020, pursuant to paragraph (b)
[_]	60 days after filing pursuant to paragraph (a)(1)
[_]	on [Date] pursuant to paragraph (a)(1)
[_]	75 days after filing pursuant to paragraph (a)(2)
[_]	on [Date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment to the Registrant’s Registration Statement on Form N-1A relates only to AllianzIM U.S. Large Cap Buffer10 Oct ETF and AllianzIM U.S. Large Cap Buffer20 Oct ETF (the “Funds”) and does not otherwise delete, amend, or supersede any information relating to any other series of the Registrant.

Post-Effective Amendment No. 2 to the Registrant’s Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 5 under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) (“PEA No. 2”), was filed with the U.S. Securities and Exchange Commission via the EDGAR system pursuant to Rule 485(a)(2) under the Securities Act on July 1, 2020 (EDGAR Accession No. 0001137439-20-000647), relating to the Funds. Pursuant to Rule 485(b)(1)(iii) under the Securities Act, this Post-Effective Amendment No. 3 (“PEA No. 3”) to the Registrant’s Registration Statement under the Securities Act (Amendment No. 6 under the Investment Company Act) is being filed solely to designate September 16, 2020 as the new effective date for PEA No. 2.

The Prospectuses and Statement of Additional Information for the Funds included in PEA No. 2 are incorporated by reference into this PEA No. 3.

AIM ETF PRODUCTS TRUST
File Nos. 811-23504 & 333-235734

PART C
Other Information

Item 28. Exhibits.

The following exhibits are filed herewith, except as noted:

(a) Agreement and Declaration of Trust

(i)
Certificate of Trust dated December 17, 2019 is incorporated by reference to the Registrant’s initial Registration Statement on Form N-1A (Filed December 27, 2019) (the “Initial Registration Statement”).

(ii) Agreement and Declaration of Trust dated December 17, 2019 is incorporated by reference to the Initial Registration Statement.

(b) By-laws

(i) By-Laws effective as of December 17, 2019 are incorporated by reference to the Initial Registration Statement.

(c) Instruments Defining Rights of Security Holders

(i) Agreement and Declaration of Trust

(a) Article III, Shares
(b) Article V, Shareholders’ Voting Powers and Meetings
(c) Article VI, Net Asset Value; Distributions; Redemptions; Transfers
(d) Article VIII, Certain Transactions: Section 4
(e) Article X, Miscellaneous: Section 4

(ii) By-Laws

(a) Article II, Meetings of Shareholders
(b) Article VI, Records and Reports: Section 1, 2 and 3
(c) Article VII, General Matters: Section 3, 4, 6 and 7
(d) Article VIII, Amendments: Section 1

(iii) Part B, Statement of Additional Information – Item 22

(d) Investment Advisory Contracts

(i)
Investment Advisory Agreement dated March 6, 2020 between AIM ETF Products Trust and Allianz Investment Management LLC is incorporated by reference to Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A (Filed May 15, 2020).

(a)
Schedule A to the Investment Advisory Agreement, as amended and restated June 29, 2020, is incorporated by reference to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (Filed July 1, 2020).

(e) Underwriting Contracts

(i)
ETF Distribution Agreement dated April 8, 2020 between AIM ETF Products Trust and Foreside Fund Services, LLC is incorporated by reference to Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A (Filed May 15, 2020).

(ii) Form of Authorized Participant Agreement is incorporated by reference to Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A (Filed May 15, 2020).

(f) Bonus or Profit Sharing Contracts

Not Applicable.

(g) Custodian Agreements

(i)
Custodian Agreement dated May 15, 2020 between AIM ETF Products Trust and Brown Brothers Harriman & Co is incorporated by reference to Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A (Filed May 15, 2020).

(h) Other Material Contracts

(i)
Administrative and Transfer Agency Agreement dated May 15, 2020 between AIM ETF Products Trust and Brown Brothers Harriman & Co is incorporated by reference to Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A (Filed May 15, 2020).

(ii)
Fund PFO/Treasurer Agreement dated April 8, 2020 between AIM ETF Products Trust and Foreside Fund Officer Services, LLC is incorporated by reference to Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A (Filed May 15, 2020).

(iii)
Consulting Services Agreement dated April 8, 2020 between AIM ETF Products Trust and Foreside Fund Officer Services, LLC is incorporated by reference to Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A (Filed May 15, 2020).

(i) Legal Opinion

(i)
Opinion and consent of counsel with respect to AllianzIM U.S. Large Cap Buffer10 Apr ETF and AllianzIM U.S. Large Cap Buffer20 Apr ETF is incorporated by reference to Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A (Filed May 15, 2020).

(ii)
Opinion and consent of counsel with respect to AllianzIM U.S. Large Cap Buffer10 Jul ETF and AllianzIM U.S. Large Cap Buffer20 Jul ETF is incorporated by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (Filed May 21, 2020).

(j) Other Opinions

(i) Consent of Independent Registered Public Accounting Firm is incorporated by reference to Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A (Filed May 15, 2020).

(k) Omitted Financial Statements

Not Applicable.

(l) Initial Capital Agreements

(i)
Purchase Agreement between AIM ETF Products Trust and Allianz Life Insurance Company of North America is incorporated by reference to Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A (Filed May 15, 2020).

(m) Rule 12b-1 Plan

(i) Distribution and Service Plan, pursuant to Rule 12b-1 is incorporated by reference to Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A (Filed May 15, 2020).
(a)
Schedule A to the Distribution and Service Plan, as amended and restated May 21, 2020, is incorporated by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (Filed May 21, 2020).

(n) Rule 18f-3 Plan

Not Applicable.

(p) Code of Ethics

(i) Code of Ethics of Allianz Investment Management LLC is incorporated by reference to Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A (Filed May 15, 2020).
(ii) Code of Ethics of AIM ETF Products Trust is incorporated by reference to Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A (Filed May 15, 2020).

(ii) Code of Ethics of Foreside Financial Group, LLC is incorporated by reference to Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A (Filed May 15, 2020).

(q) Power of Attorney

(i) Power of Attorney dated February 19, 2020 is incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (Filed February 24, 2020).

Item 29. Persons Controlled by or Under Common Control with the Fund

None

Item 30. Indemnification

The Agreement and Declaration of Trust (the “Declaration”) provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person’s own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the “Delaware Act”), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, potential party, or non-party witness, or is threatened to be made a party, potential party, or non-party witness to any Proceeding (as defined in the Declaration), or is otherwise involved in a Proceeding, because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person’s conduct was unlawful. There shall nonetheless be no indemnification for a person’s own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Indemnification of the Trust’s Trustees, officers, adviser, distributor, custodian, administrator and transfer agent against certain stated liabilities is provided for in the following documents:

(a) Section 9 of the Investment Advisory Agreement dated March 6, 2020 between AIM ETF Products Trust and Allianz Investment Management LLC, as incorporated by reference herein.

(b) Section 6 of the ETF Distribution Agreement dated April 8, 2020 between AIM ETF Products Trust and Foreside Fund Services, LLC, as incorporated by reference herein.

(c) Section 10 of the Custodian Agreement dated May 15, 2020 between AIM ETF Products Trust and Brown Brothers Harriman & Co., as incorporated by reference herein.

(d) Section 10 of the Administrative and Transfer Agency Agreement dated May 15, 2020 between AIM ETF Products Trust and Brown Brothers Harriman & Co., as incorporated by reference herein.

(e) Section 3 of the Fund PFO/Treasurer Agreement dated April 8, 2020 between AIM ETF Products Trust and Foreside Fund Officer Services, LLC, as incorporated by reference herein.

(f) Section 2 of the Consulting Services Agreement dated April 8, 2020 between AIM ETF Products Trust and Foreside Fund Officer Services, LLC, as incorporated by reference herein.

Item 31. Business and Other Connections of the Investment Adviser

Allianz Investment Management LLC (previously Allianz Life Advisers, LLC) - this information is included in Form ADV filed with the SEC by Allianz Investment Management LLC (Registration No. 801-60167).  The Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32. Principal Underwriters

(a) Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	ABS Long/Short Strategies Fund
2.	Absolute Shares Trust
3.	AdvisorShares Trust
4.	AGF Investments Trust (f/k/a FQF Trust)
5.	AIM ETF Products Trust
6.	AlphaCentric Prime Meridian Income Fund
7.	American Century ETF Trust
8.	American Customer Satisfaction ETF, Series of ETF Series Solutions
9.	Amplify ETF Trust
10.	ARK ETF Trust
11.	Bluestone Community Development Fund (f/k/a The 504 Fund)
12.	Braddock Multi-Strategy Income Fund, Series of Investment Managers Series Trust
13.	Bridgeway Funds, Inc.
14.	Brinker Capital Destinations Trust
15.	Calamos Convertible and High Income Fund
16.	Calamos Convertible Opportunities and Income Fund
17.	Calamos Global Total Return Fund
18.	Carlyle Tactical Private Credit Fund
19.	Center Coast Brookfield MLP & Energy Infrastructure Fund
20.	Cliffwater Corporate Lending Fund
21.	CornerCap Group of Funds
22.	Davis Fundamental ETF Trust
23.	Defiance Nasdaq Junior Biotechnology ETF, Series of ETF Series Solutions
24.	Defiance Next Gen Connectivity ETF, Series of ETF Series Solutions
25.	Defiance Quantum ETF, Series of ETF Series Solutions

26.	Direxion Shares ETF Trust
27.	Eaton Vance NextShares Trust
28.	Eaton Vance NextShares Trust II
29.	EIP Investment Trust
30.	Ellington Income Opportunities Fund
31.	EntrepreneurShares Series Trust
32.	Esoterica Thematic ETF Trust
33.	Evanston Alternative Opportunities Fund
34.	Exchange Listed Funds Trust (f/k/a Exchange Traded Concepts Trust II)
35.	Fiera Capital Series Trust
36.	FlexShares Trust
37.	Forum Funds
38.	Forum Funds II
39.	Friess Small Cap Growth Fund, Series of Managed Portfolio Series
40.	GraniteShares ETF Trust
41.	Guinness Atkinson Funds
42.	Infinity Core Alternative Fund
43.	Innovator ETFs Trust
44.	Innovator ETFs Trust II (f/k/a Elkhorn ETF Trust)
45.	Ironwood Institutional Multi-Strategy Fund LLC
46.	Ironwood Multi-Strategy Fund LLC
47.	IVA Fiduciary Trust
48.	John Hancock Exchange-Traded Fund Trust
49.	Manor Investment Funds
50.	Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV
51.	Morningstar Funds Trust
52.	OSI ETF Trust
53.	Overlay Shares Core Bond ETF, Series of Listed Funds Trust
54.	Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust
55.	Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust
56.	Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust
57.	Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust
58.	Pacific Global ETF Trust
59.	Palmer Square Opportunistic Income Fund
60.	Partners Group Private Income Opportunities, LLC
61.	PENN Capital Funds Trust
62.	Performance Trust Mutual Funds, Series of Trust for Professional Managers
63.	Plan Investment Fund, Inc.
64.	PMC Funds, Series of Trust for Professional Managers
65.	Point Bridge GOP Stock Tracker ETF, Series of ETF Series Solutions
66.	Quaker Investment Trust
67.	Renaissance Capital Greenwich Funds
68.	Reverse Cap Weighted U.S. Large Cap ETF, Series of ETF Series Solutions
69.	RMB Investors Trust (f/k/a Burnham Investors Trust)
70.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
71.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
72.	Roundhill BITKRAFT Esports & Digital Entertainment ETF, Series of Listed Funds Trust
73.	Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust
74.	Salient MF Trust
75.	SharesPost 100 Fund
76.	Six Circles Trust
77.	Sound Shore Fund, Inc.
78.	Strategy Shares
79.	Syntax ETF Trust

80.	Tactical Income ETF, Series of Collaborative Investment Series Trust
81.	The Chartwell Funds
82.	The Community Development Fund
83.	The Relative Value Fund
84.	Third Avenue Trust
85.	Third Avenue Variable Series Trust
86.	Tidal ETF Trust
87.	TIFF Investment Program
88.	Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan
89.	Timothy Plan International ETF, Series of The Timothy Plan
90.	Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan
91.	Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan
92.	Transamerica ETF Trust
93.	Trend Aggregation Aggressive Growth ETF, Series of Collaborative Investment Series Trust
94.	Trend Aggregation Dividend Stock ETF, Series of Collaborative Investment Series Trust
95.	Trend Aggregation ESG ETF, Series of Collaborative Investment Series Trust
96.	Trend Aggregation US ETF, Series of Collaborative Investment Series Trust
97.	TrueShares AI & Deep Learning ETF, Series of Listed Funds Trust
98.	TrueShares ESG Active Opportunities ETF, Series of Listed Funds Trust
99.	TrueShares Structured Outcome (August) ETF, Series of Listed Funds Trust
100.	TrueShares Structured Outcome (July) ETF, Series of Listed Funds Trust
101.	TrueShares Structured Outcome (September) ETF, Series of Listed Funds Trust
102.	U.S. Global Investors Funds
103.	Variant Alternative Income Fund
104.	VictoryShares Developed Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
105.	VictoryShares Dividend Accelerator ETF, Series of Victory Portfolios II
106.	VictoryShares Emerging Market High Div Volatility Wtd ETF, Series of Victory Portfolios II
107.	VictoryShares Emerging Market Volatility Wtd ETF, Series of Victory Portfolios II
108.	VictoryShares International High Div Volatility Wtd ETF, Series of Victory Portfolios II
109.	VictoryShares International Volatility Wtd ETF, Series of Victory Portfolios II
110.	VictoryShares NASDAQ Next 50 ETF, Series of Victory Portfolios II
111.	VictoryShares US 500 Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
112.	VictoryShares US 500 Volatility Wtd ETF, Series of Victory Portfolios II
113.	VictoryShares US Discovery Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
114.	VictoryShares US EQ Income Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
115.	VictoryShares US Large Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
116.	VictoryShares US Multi-Factor Minimum Volatility ETF, Series of Victory Portfolios II
117.	VictoryShares US Small Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
118.	VictoryShares US Small Cap Volatility Wtd ETF, Series of Victory Portfolios II
119.	VictoryShares USAA Core Intermediate-Term Bond ETF, Series of Victory Portfolios II
120.	VictoryShares USAA Core Short-Term Bond ETF, Series of Victory Portfolios II

121.	VictoryShares USAA MSCI Emerging Markets Value Momentum ETF, Series of Victory Portfolios II
122.	VictoryShares USAA MSCI International Value Momentum ETF, Series of Victory Portfolios II
123.	VictoryShares USAA MSCI USA Small Cap Value Momentum ETF, Series of Victory Portfolios II
124.	VictoryShares USAA MSCI USA Value Momentum ETF, Series of Victory Portfolios II
125.	West Loop Realty Fund, Series of Investment Managers Series Trust (f/k/a Chilton Realty Income & Growth Fund)
126.	WisdomTree Trust
127.	WST Investment Trust
128.	XAI Octagon Floating Rate & Alternative Income Term Trust

(b) The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	President, Treasurer and Manager	None

Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None

Jennifer K. DiValerio	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None

Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None

Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

(c) Not Applicable.

Item 33. Location of Accounts and Records

The books, accounts and other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder will be maintained at the offices of:

(a) Allianz Investment Management LLC, 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, for records relating to the Trust and Allianz Investment Management LLC’s function as investment adviser

(b) Foreside Fund Services, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, for records relating to its function as principal underwriter

(c) Brown Brothers Harriman & Co., 50 Post Office Square, Boston, Massachusetts 02110, for records relating to its function as custodian, administrator, fund accountant and transfer agent

Item 34. Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 35. Undertakings

Not Applicable

SIGNATURE

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Golden Valley and the State of Minnesota, on the 11th day of September, 2020.

AIM ETF PRODUCTS TRUST
(Registrant)

By:	/s/ Brian Muench
Brian Muench, Trustee and President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following person in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Brian Muench	Trustee and President	September 11, 2020
Brian Muench

/s/ Monique Labbe	Treasurer	September 11, 2020
Monique Labbe

/s/ Peter R. Burnim*	Trustee	September 11, 2020
Peter R. Burnim

/s/ Peggy L. Ettestad*	Trustee	September 11, 2020
Peggy L. Ettestad

/s/ Tamara Lynn Fagely*	Trustee	September 11, 2020
Tamara Lynn Fagely

/s/ Richard H. Forde*	Trustee	September 11, 2020
Richard H. Forde

/s/ Jack Gee*	Trustee	September 11, 2020
Jack Gee

/s/ Claire R. Leonardi*	Trustee	September 11, 2020
Claire R. Leonardi

/s/ Dickson W. Lewis*	Trustee	September 11, 2020
Dickson W. Lewis

*By:	/s/ Brian Muench
Brian Muench
Attorney-in-Fact
(Pursuant to Power of Attorney previously filed)

AIM ETF PRODUCTS TRUST
REGISTRATION STATEMENT

EXHIBITS INDEX

None